Note 17 - Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
17
       Property, plant and equipment

	Land and buildings	Mine development, infrastructure and other	Exploration and Evaluation assets	Plant and equipment	Fixtures and fittings	Motor vehicles	Total
Cost
Balance at January 1, 2017	8,367	45,078	6,967	24,536	876	2,255	88,079
Additions **	—	*17,464	—	3,377	36	72	20,949
Impairments	—	—	—	(12)	—	—	(12)
Disposals and scrappings	—	—	—	—	—	(2)	(2)
Reallocations between asset classes	1,051	(1,051)	—	(20)	20	—	—
Foreign exchange movement	16	7	—	—	11	4	38
Balance at December 31, 2017	9,434	61,498	6,967	27,881	943	2,329	109,052

Balance at January 1, 2018	9,434	61,498	6,967	27,881	943	2,329	109,052
Additions **	—	*18,719	—	899	202	95	19,915
Impairments ***	—	(60)	—	(529)	(216)	(17)	(822)
Assets held for sale	(140)	(74)	—	—	—	—	(214)
Reallocations between asset classes	1,068	(5,525)	—	4,457	—	—	—
Foreign exchange movement	(23)	(49)	—	(33)	(6)	(5)	(116)
Balance at December 31, 2018	10,339	74,509	6,967	32,675	923	2,402	127,815

There are commitments to purchase plant and equipment totalling
$3,981
(
2017:
$2,125
) at year end.

* Included in additions to mine development, infrastructure and other assets is an amount of
$161
(
2017:
$218
) relating to rehabilitation asset capitalised, refer note
25.

** Included in additions is an amount of
$19,323
(
2017:
$19,556
) relating to capital work in progress (“CWIP”) and contains
$61
(
2017:$
155
) of borrowing costs capitalised from the term loan. As at year end $
$62,624
of CWIP was included in the closing balance (
2017:
$48,943
).

*** Items of Property, plant and equipment were impaired during
2018
certain CWIP projects being cancelled and underground equipment that could not
be verified.

	Land and buildings	Mine development, infrastructure and other	Exploration and Evaluation assets	Plant and equipment	Fixtures and fittings	Motor vehicles	Total
Accumulated depreciation and Impairment losses
Balance at January 1, 2017	2,950	4,541	—	13,229	642	1,844	23,206
Depreciation for the year	686	631	—	2,153	115	178	3,763
Foreign exchange movement	—	—	—	—	4	1	5
Balance at December 31, 2017	3,636	5,172	—	15,382	761	2,023	26,974

Balance at January 1, 2018	3,636	5,172	—	15,382	761	2,023	26,974
Depreciation for the year	775	649	—	2,404	99	144	4,071
Impairments	—	—	—	(429)	(170)	(15)	(614)
Foreign exchange movement	—	—	—	—	(41)	(2)	(43)
Balance at December 31, 2018	4,411	5,821	—	17,357	649	2,150	30,388

Carrying amounts
At December 31, 2017	5,798	56,326	6,967	12,499	182	306	82,078
At December 31, 2018	5,928	68,688	6,967	15,318	274	252	97,427

Economic recovery

Items of Property, plant and equipment are depreciated over the LoMP, which includes planned production from inferred resources. These inferred resources are included in the calculation when the economic recovery thereof is demonstrated by the achieved recovered grade relative to the mine’s pay limit for the period
2006
to
2016.
The pay limit has ranged from
2.3
g/t in
2008
to
1.9
g/t in
2018
while the recovered grade has ranged from
4.0
g/t to
3.26
g/t over the period. All-in-sustaining-cost
*
has remained consistently below the gold price received over this period resulting in economic recovery of the inferred resources.

* All-in sustaining cost (“AISC”) per ounce, is calculated as the on-mine cost per ounce to produce gold (which includes production costs before intercompany eliminations and exploration costs)
plus
royalty paid, additional costs incurred outside the mine (i.e. at offices in Harare, Johannesburg, London and Jersey), costs associated with maintaining the operating infrastructure and resource base that are required to maintain production at the current levels (sustaining capital investment), the share-based expense arising from the LTIP less silver by-product revenue and the export incentive credit